Geographic Area Data Summarizes Subscription Revenue and Long-lived Tangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Subscription revenue	$ 38,419	[1]	$ 27,839	[1]	$ 127,451	[1]	$ 92,317	[1]	$ 64,690
Property and equipment, net	45,995	[2]			41,132	[2]	26,848	[2]
UNITED STATES
Subscription revenue	33,507	[1]	24,140	[1]	111,386	[1]	78,776	[1]
Property and equipment, net	39,014	[2]			34,232	[2]	21,607	[2]
UNITED KINGDOM
Subscription revenue	2,658	[1]	2,099	[1]	8,944	[1]	8,146	[1]
Property and equipment, net	3,409	[2]			3,407	[2]	2,304	[2]
IRELAND
Subscription revenue	967	[1]	999	[1]	3,742	[1]	4,474	[1]
Property and equipment, net	3,572	[2]			3,493	[2]	2,937	[2]
All Other Countries
Subscription revenue	$ 1,285	[1]	$ 601	[1]	$ 3,379	[1]	$ 921	[1]

[1]	Subscription revenue represents sales to external customers based on the location of the customer.
[2]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.